Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, reserved for issuance under the Amended and Restated 2015 Share Incentive Plan
Amount Registered | shares	14,300,000
Proposed Maximum Offering Price per Unit	87.08
Maximum Aggregate Offering Price	$ 1,245,244,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,968.2
Offering Note
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share, of the Registrant (the “Class A Common Stock”) which become issuable under the Atlassian Corporation Amended and Restated 2015 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or any other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Class A Common Stock.
Represents shares of Class A Common Stock initially reserved for grant and issuance under the Plan as of the date of this Registration Statement.
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based upon the average of the high and low prices of the Registrant’s Class A Common Stock as quoted on The Nasdaq Global Select Market on February 5, 2026, a date within five business days prior to filing. Under the ESPP, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Registrant’s Class A Common Stock on the offering date or the purchase date, whichever is less.